Notes to the Profit or Loss Statement - Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses (Detail) € in Thousands	Dec. 31, 2020 EUR (€)
Unlimited Carry Forward Of Tax Losses [member]
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	€ 295,417
Tax Losses from Current Year	0
Reclassification to Temporary Differences	(27,453)
Expiry / Deconsolidation	(18,772)
Utilization Of Tax Losses	(249,193)
Total Tax Losses as of December 31, 2020	0
Limited Carry Forward Of Tax Losses Expiry [member]
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	20,435
Tax Losses from Current Year	0
Reclassification to Temporary Differences	0
Expiry / Deconsolidation	(20,435)
Utilization Of Tax Losses	0
Total Tax Losses as of December 31, 2020	€ 0